Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the filing of this registration statement and determined that there have been no events that have occurred that would require adjustments to or disclosure in the consolidated financial statements except for the following:

Bank loans

On March 13, 2025, the Company entered into a loan agreement with the Bank of Communications to obtain a loan of $205,499 (RMB 1,500,000) with a maturity date on March 13, 2026 at a fixed annual interest rate of 2.98%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan. The loan was fully repaid on March 20, 2025.

On March 14, 2025, the Company entered into a loan agreement with the Bank of China to obtain a loan of $616,497 (RMB 4,500,000) with a maturity date on July 15, 2025 at an effective monthly rate of 2.00‰. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On March 31, 2025, the Company entered into a loan agreement with the Bank of Communications to obtain a loan of $273,999 (RMB 2,000,000) with a maturity date on March 31, 2026 at a fixed annual interest rate of 2.98%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

The Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in the PRC is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in the PRC. The Company’s subsidiaries are also required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in the PRC, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into USD.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company’s PRC subsidiary exceed 25% of the consolidated net assets of the Company.

Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries. For the parent company, the Group records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investments in subsidiaries’’ and the subsidiaries’ gain as ‘‘Equity in gain of subsidiaries’’ on the Condensed Statements of Comprehensive Income.

For the period from July 8, 2021 (the date of incorporation of the parent company) to December 31, 2024 there were no material contingencies, significant provisions of long-term obligations, guarantees of the parent company.